INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Current
Cash	$ 6,980,924	$ 7,262,138	$ 345,074
Prepaid expenses	67,576	89,117	48,375
Total current assets	7,048,500	7,351,255	393,449
Equipment	1,998	2,247	0
Total assets	7,050,498	7,353,502	393,449
Current
Accounts payable and accrued liabilities	1,319,840	1,249,084	1,741,797
Promissory notes payable	98,312	192,065	210,863
Total current liabilities	1,418,152	1,441,149	1,952,660
Non-interest bearing liabilities	5,159,220	5,719,727	904,000
Total liabilities	6,577,372	7,160,876	2,856,660
STOCKHOLDERS' EQUITY
Capitalstock Authorized: 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 54,804,905 common shares (September 30, 2014 - 47,200,237)	54,807	47,201	37,238
Additional paid-in capital	53,138,362	52,078,750	38,644,523
Common stock to be issued	640,000	640,000	60,000
Accumulated deficit	(53,360,043)	(52,573,325)	(41,204,972)
Total stockholders' equity	473,126	192,626	(2,463,211)
Total liabilities and stockholders' equity	$ 7,050,498	$ 7,353,502	$ 393,449